Schedule of Investments (a)

June 30, 2021

Corporate Bonds, Loans & Notes - 75.27%
Name of Issuer	Principal	Value
Auto Manufacturers - 6.50%
Cooper-Standard Automotive, Inc., 13%, 6/01/24 (c)	$5,000,000	$5,650,000
Ford Motor Credit Co LLC, 3.219%, 1/09/22	1,425,000	1,440,247
Ford Motor Credit Co LLC, 3.35%, 11/01/22	3,296,000	3,378,070
		10,468,317

Building Products - 0.27%
Builders Firstsource, 6.75%, 6/01/27 (c)	402,000	430,642

Chemical - 3.24%
CF Industries, Inc., 3.45%, 6/01/23	5,000,000	5,218,750

Coal - 0.13%
Westmoreland Mining Holdings LLC TL, PIK 15%, 3/15/29 (d)	1,846,795	214,506

Communications - 3.48%
Centurylink, Inc., 7.5%, 4/01/24	5,000,000	5,612,500

Consumer Discretionary - 6.73%
Foot Locker, Inc., 8.5%, 01/15/22	7,500,000	7,800,000
Wyndham Destinations, Inc., 4.25%, 3/01/22	3,000,000	3,033,750
		10,833,750

Drug Stores - 1.10%
Rite Aid Corp., 7.5%, 7/01/25 (c)	734,000	743,175
Rite Aid Corp., 8%, 11/15/26 (c)	1,012,000	1,027,180
		1,770,355

Energy/Natural Resources - 13.14%
American Eagle Energy Corp., 11%, 9/01/19 (b) (c) (e) (f)	15,500,000	74,865
Cheniere Energy Partners LP, 5.625%, 10/01/26	5,000,000	5,187,500
CNX Resources, Inc., 7.25%, 3/14/27 (c)	10,000,000	10,715,650
RAAM Global Energy Co., 12.5%, 10/01/15 (e) (f)	23,000,000	2,300
Range Resources Corp., 4.875%, 5/15/25	5,000,000	5,175,000
		21,155,315

Food Processing - 6.49%
Cooke-Omega Investments, Inc., 8.5%, 12/15/22 (c)	5,000,000	5,131,250
Pilgrims Pride Corp., 5.875%, 9/30/27 (c)	5,000,000	5,325,000
		10,456,250

Industrial Servicing / Manufacturing - 4.30%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	523,750
Fortress Transportation and Infrastucture Investors LLC, 5.5%, 5/01/28 (c)	750,000	780,938
Fortress Transportation and Infrastucture Investors LLC, 9.75%, 8/01/27 (c)	500,000	578,125
XPO Logistics, Inc., 6.125%, 9/01/23 (c)	5,000,000	5,037,500
		6,920,313

Metals & Mining - 6.18%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,927,500
American Gilsonite Co., PIK 17%, 12/31/21 (b) (c)	9,886,373	3,822,402
SunCoke Energy Partners LP, 7.5%, 6/15/25 (c)	1,160,000	1,204,718
		9,954,620

Oil & Gas Drilling - 4.40%
Parker Drilling Co. TL, 13% (11% cash, 2% PIK), 3/26/24 (d)	2,592,108	2,345,713
Tidewater, Inc., 8%, 8/01/22	4,605,336	4,743,496
		7,089,209

Real Estate - 2.88%
Five Point Operatng Co. LP, 7.875%, 11/15/25 (c)	4,395,000	4,641,999

Technology - 0.64%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	1,012,500

Tobacco - 9.19%
Pyxus Holdings Inc., 10%, 8/24/24	10,845,675	9,489,966
Vector Group LTD, 10.5%, 11/01/26 (c)	5,000,000	5,306,250
		14,796,216

Wireless Telecom - 6.60%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	5,447,500
Sprint Nextel Corp., 11.5%, 11/15/21	5,000,000	5,186,435
		10,633,935

Total Corporate Bonds, Loans & Notes — (cost -$148,884,205)		$121,209,177

GDP-Linked Bonds - 0.21%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of	$34,386,574	$344,210
Argentina's GDP), 12/15/35 (e)
Total GDP-Linked Bonds — (cost—$1,423,421)		$344,210

Common Stock - 10.10%	Number of
Name of issuer	Shares	Value
Coal - 0.01%
Westmoreland Mining Holding LLC, Class A Units (d) (e)	22,606	$22,606

Diversified Chemicals - 2.09%
Ingevity Corp. (e)	602	48,979
NL Industries, Inc.	510,200	3,316,300
		3,365,279

Electrical Utility - 0.00%
Homer City Holdings, LLC (d) (e)	221,338	0

Energy / Natural Resources - 0.42%
SilverBow Resources, Inc. (e)	5,058	117,447
Talos Energy, Inc. (e)	35,718	558,630
		676,077

Food Processing - 2.75%
Viskase Cos., Inc. (e)	3,052,635	4,426,321

Metals & Mining - 3.69%
American Gilsonite (b) (d) (e)	15,980	0
American Zinc Recycling, LLC (b) (d) (e)	21,539	5,945,726
Ormet Corp. (e)	372,638	3,726
		5,949,452

Oil & Gas Drilling - 0.47%
Key Energy Services, Inc. (e)	129	582
Parker Drilling Co. (e)	140,471	758,543
		759,125

Packaging & Container - 0.12%
Westrock Co.	3,626	192,976

Paper/Forest Products - 0.08%
Cenveo Enterprises, Inc. (d) (e)	20,833	124,998

Retail Food Chain - 0.40%
Romacorp, Inc. (b) (d) (e)	82,220	641,316

Transportation - 0.07%
Getlink SA (France)	7,349	114,497

Total Common Stock — (cost—$52,266,783)		$16,272,647

Preferred Stock - 6.42%	Number of
Name of issuer	Shares	Value
Pipeline - 5.06%
Crestwood Equity Partners LP PFD, 9.25%, Perpetual	1,100,000	$10,318,000
Total Preferred Stock — (cost—$10,441,640)		$10,318,000

Repurchase Agreement - 6.36%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 0.00% dated 6/30/2021, to be
repurchased at $10,238,727 on 7/01/2021 (g)
Total Repurchase Agreement - (cost - $10,238,727)	$10,238,727	$10,238,727

Total Investments - 98.36% (cost—$223,254,776)		$158,382,761

Net Other Assets and Liabilities - 1.65%	2,640,564

Net Assets - 100%	$161,023,325

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2021 was $10,484,309 which represents 6.51% of total net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $57,453,444 which represents 35.68% of total net assets. These securities are generally deemed liquid.
(d)	All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of June 30, 2021 was $9,294,865 which represents 5.77% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/13/2014	$5,273,400
American Zinc Recycling, LLC	7/19/2012 - 9/30/2016	$8,474,521
Cenveo Enterprises, Inc.	9/11/2018	$607,500
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. Term Loan	3/27/2019	$2,982,857
Romacorp, Inc.	11/15/2006	$4,118,756
Westmoreland Mining Holdings Co. Term Loan	3/15/2019	$2,445,129
Westmoreland Mining Holdings Co. Class A Units	3/15/2019	$641,637

(e)	Non-income producing security.
(f)	Security is in principal default.
(g)	Acquired on June 30, 2021. Collateralized by $10,443,604 of US Treasury Notes due 11/15/2044. The maturity value is $10,238,727.

PIK Payment in Kind

FRN Floating Rate Note - rates reflected are as of June 30, 2021

PFD Preferred Security

TL Term Loan

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of June 30, 2021, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	6/30/2021
Corporate Bonds, Loans & Notes	$-	$117,311,910	$3,897,267	$121,209,177
Common Stock	4,997,183	4,540,818	6,734,646	16,272,647
Preferred Stock	10,318,000	-	-	10,318,000
GDP Linked Bonds	-	344,210	-	344,210
Repurchase Agreement	-	10,238,727	-	10,238,727
	$15,315,183	$132,435,665	$10,631,913	$158,382,761

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the period ended June 30, 2021, there were no transfers between levels 2 and 3.

At June 30, 2021, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Asset Back Securities	Corporate Bonds & Notes	Common Stock	Totals
Beginning Balance @ 9/30/20	$112,779	$6,776,167	$9,344,518	$16,233,464

Purchases / PIK Interest	-	774,508	-	774,508

Sales	(248,472)	(154,384)	-	(402,856)

Realized Gain(Loss)	(6,292,733)	(44,413,486)	-	(50,706,219)

Net Change in Unrealized
Appreciation/(Deprecitation)	6,428,426	40,914,462	(2,609,872)	44,733,016

Transfers into Level 3	-		-	-

Transfers out of Level 3	-	-	-	-

Ending Balance @ 6/30/2021	$-	$3,897,267	$6,734,646	$10,631,913

Change in Unrealized Gain / (Loss) for Positions Still Held at June 30, 2021
Corporate Bonds & Notes	$(3,464,378)
Common Stock	(2,609,872)
Totals	$(6,074,250)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2021:

Significant
			Valuation	Unobservable
Investment Type	Fair Value	Technique	Inputs	Range	Increase in Input (1)
Corporate Bonds
Metals & Mining	$3,822,402	Market	Forward	5.4x - 23.7x	Increase
		Comparable (2)	EBITDA
Multiple

$3,822,402

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable public companies and transactions of comparable companies.

The above table does not include 7 securities valued at $6,809,511 which were valued by inputs not derived by management such as third party vendor pricing services, broker quotes, acquisition analysis and recovery analysis.

For additional information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.